Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-15957
Entity Registrant Name	Capstone Energy Plus, Inc.
Entity Central Index Key	0001009759
Entity Tax Identification Number	20-1514270
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16640 Stagg Street
Entity Address, City or Town	Van Nuys
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91406
City Area Code	818
Local Phone Number	734-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CEPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false